Loss Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Loss Per Share
20.	LOSS PER SHARE

	For the Year Ended December 31
	2017	2018	2019
Basic and diluted loss per share	$(0.32)	$(0.28)	$(0.29)

The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the Year Ended December 31
	2017	2018	2019
Loss used in the computation of basic and diluted loss per share	$(39,891,978)	$(42,185,597)	$(47,015,967)
Weighted-average number of ordinary shares in the computation of basic loss per share	124,424,960	149,739,242	162,392,602

If the outstanding employee share options issued by ASLAN Cayman are converted to ordinary shares, they are anti-dilutive and excluded from the computation of diluted earnings per share. Potential ordinary shares arising from the aforementioned anti-dilutive outstanding employee share options are 7,224,123, 6,664,244 and 10,367,441 shares for the years end 2017, 2018 and 2019, respectively.